Trade and Other Payables - Summary of Other Non-current Payables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Jan. 01, 2017 CNY (¥)	[1]
Trade and other non-current payables [abstract]
Provision for bonus	$ 23,930	¥ 160,091	¥ 148,287
Deferred income			8,060
Other payables (non-current) (Note 32, Note 35)	$ 23,930	¥ 160,091	¥ 156,347	[1]	¥ 136,772

[1]	Restated